Subsequent Events - Additional Information (Details) - USD ($)			12 Months Ended
	Apr. 11, 2025	Jan. 24, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 18, 2025
Subsequent Event [Line Items]
Share-based compensation expense			$ 7,030,846	$ 7,456,800
2023 Share Incentive Plan II | RSU
Subsequent Event [Line Items]
Number of shares granted			4,299,891
Share-based compensation expense			$ 7,030,846	$ 0	$ 0
Subsequent Event | 2023 Share Incentive Plan II | RSU
Subsequent Event [Line Items]
Number of shares granted	57,533,280	1,693,120
Subsequent Event | 2023 Share Incentive Plan II | RSU | American Depositary Shares
Subsequent Event [Line Items]
Number of shares granted	1,438,332	42,328
Subsequent Event | 2025 Share Incentive Plan
Subsequent Event [Line Items]
Shares reserved for issuance						445,198,950